NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
NET INCOME PER SHARE
NET INCOME (LOSS) PER SHARE
Certain of the Company’s restricted unvested share units that were granted several years ago contained rights to receive nonforfeitable dividends, and thus, were participating securities requiring the two-class method of computing earnings per share. The participating securities had an insignificant impact on the calculation of earnings per share (impacts the rounding by less than $0.01 per share) on the 2011 year presented; therefore, the Company does not present the full calculation below.
Basic and diluted net income (loss) per share was as follows:

	Years Ended December 31,
	2013	2012	2011
	(As adjusted)*
	(In thousands, except per share amounts)
Basic net income (loss) per share:
Net income (loss)	$(21,067)	$41,204	$27,989
Weighted average common shares outstanding	28,416	28,232	28,952
Basic net income (loss) per common share	$(0.74)	$1.46	$0.97

Diluted net income (loss) per share:
Net income (loss)	$(21,067)	$41,204	$27,989

Weighted average common shares outstanding — Basic	28,416	28,232	28,952
Effect of dilutive securities:
Stock options and restricted stock	—	284	543
Weighted average common shares for diluted earnings per share	28,416	28,516	29,495
Diluted net income (loss) per common share	$(0.74)	$1.44	$0.95

* See Note 2A of the consolidated financial statements for discussion of the impact of the change in accounting for the medical device excise tax.

Common stock of approximately 0.7 million, 1.0 million and 0.3 million shares at December 31, 2013, 2012 and 2011, respectively, that are issuable through exercise or conversion of dilutive securities were not included in the computation of diluted net income per share because their effect would have been antidilutive.
Performance Shares and Restricted Units that entitle the holders to approximately 0.2 million shares of common stock are included in the basic and diluted weighted average shares outstanding calculation from their date of issuance because no further consideration is due related to the issuance of the underlying common shares.